Share-Based Payments	12 Months Ended
Sep. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(10) Share-Based Payments

The Company's Incentive Stock Plan was initially adopted by the Board of Directors in March 2000 and approved by shareholders at the 2001 Annual Meeting of Shareholders. This plan was superseded in January 2009 as the Board of Directors approved a new plan, which was approved by shareholders at the 2009 Annual Meeting of Shareholders (the "2009 Plan"). New awards granted after January 2009 are issued under the 2009 Plan. Under the 2009 Plan, awards of restricted stock, restricted stock equivalents or options to purchase the Company's common stock (ENR stock) may be granted to directors, officers and employees. The 2009 Plan was amended and restated by approval of the shareholders at the January 2011 Annual Meeting of Shareholders to set the maximum number of shares authorized for issuance under the plan to 8.0 million. A second amendment and restatement to the Plan was approved by the shareholders at the January 2014 Annual Meeting of Shareholders to set the maximum number of shares authorized for issuance under the plan to 12.0 million. For purposes of determining the number of shares available for future issuance under the 2009 Plan, as amended and restated, awards of restricted stock and restricted stock equivalents reduce the shares available for future issuance by 1.95 for every one share awarded. Options awarded reduce the number of shares available for future issuance on a one-for-one basis. At September 30, 2014, 2013, and 2012 there were 6.2 million, 2.7 million and 3.3 million shares, respectively, available for future awards under the 2009 Plan, as amended and restated. Since the original plan has been superseded, no further shares under this original plan were available for future awards after the adoption of the 2009 plan, as amended and restated.

Options are granted at the market price on the grant date and generally have vested ratably over three to seven years. These awards typically have a maximum term of 10 years. Restricted stock and restricted stock equivalent awards may also be granted. Option shares and prices, and restricted stock and stock equivalent awards, are adjusted in conjunction with stock splits and other recapitalizations so that the holder is in the same economic position before and after these equity transactions.

Through December 31, 2012, the Company permitted employee deferrals of bonus and, in the past, permitted deferrals of retainers and fees for directors, under the terms of its Deferred Compensation Plan. Under this plan, employees or directors, that deferred amounts into the Energizer Common Stock Unit Fund were credited with a number of stock equivalents based on the estimated fair value of ENR stock at the time of deferral. In addition, the participants were credited with an additional number of stock equivalents, equal to 25% for employees and 33% for directors, of the amount deferred. This additional match vested immediately for directors and vests three years from the date of initial crediting for employees. Effective January 1, 2011, the 33% match for directors was eliminated for future deferrals. Effective January 1, 2013, future deferrals of compensation by employees is no longer permitted, thus eliminating any further Company matching for employee deferrals as well. Effective November 2014, amounts credited to the Deferred Compensation Plan may no longer be denominated in stock equivalents for any participant other than a member of the board of directors (including officer directors). This plan is reflected in Other liabilities on the Consolidated Balance Sheets.

The Company uses the straight-line method of recognizing compensation cost. Total compensation cost charged against income for the Company’s share-based compensation arrangements was $30.5, $33.0, and $44.9 for the years ended September 30, 2014, 2013 and 2012, respectively, and was recorded in SG&A expense. The total income tax benefit recognized in the Consolidated Statements of Earnings and Comprehensive Income for share-based compensation arrangements was $11.4, $12.3, and $16.8 for the years ended September 30, 2014, 2013 and 2012, respectively. Restricted stock issuance and shares issued for stock option exercises under the Company’s share-based compensation program are generally issued from treasury shares.

Options

In October 2009, the Company granted non-qualified stock options to purchase 266,750 shares of ENR stock to certain executives and employees of the Company. Total options of approximately 215,500 vested on the third anniversary of the date of the grant. The options remain exercisable for 10 years from the date of grant. However, this term may be reduced under certain circumstances including the recipient’s termination of employment.

As of September 30, 2014, the aggregate intrinsic value of stock options outstanding and stock options exercisable were each $3.9. The aggregate intrinsic value of stock options exercised for the years ended September 30, 2014, 2013 and 2012 was $9.6, $15.7, and $3.4, respectively. When valuing new grants, Energizer uses an implied volatility, which reflects the expected volatility for a period equal to the expected life of the option. No new option awards have been granted since October 2009.

As of September 30, 2014, there are no unrecognized compensation costs related to stock options granted. For outstanding non-qualified stock options, the weighted-average remaining contractual life is 4.9 years.

The following table summarizes non-qualified ENR stock option activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Exercise Price
Outstanding on October 1, 2013	0.24	$59.57
Exercised	(0.17)	$57.38
Outstanding on September 30, 2014	0.07	$65.14
Exercisable on September 30, 2014	0.07	$65.14

Restricted Stock Equivalents (RSE)

In October 2008, the Company granted RSE awards to certain employees which included approximately 265,200 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted RSE awards to senior executives totaling approximately 374,600 which vested as follows: 1) 25% of the total restricted stock equivalents granted, or 91,900, net of forfeitures, vested on the third anniversary of the date of grant; 2) the remainder of the RSE did not vest because the Company performance target was not achieved.

In October 2009, the Company granted RSE awards to certain employees which included approximately 266,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to senior executives totaling approximately 485,600 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 130,000, net of forfeitures, vested on the third anniversary of the date of grant; 2) approximately 201,700 shares vested on November 8, 2012 based on the Company’s compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2012. Under the terms of the performance award, 66.7% of the performance grant vested based on a 9.33% three year EPS CAGR.

In October 2010, the Company granted RSE awards to certain employees which included approximately 313,300 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to key executives totaling approximately 289,000 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 85,300, net of forfeitures, vested on the third anniversary of the date of grant; 2) approximately 58,800 shares vested on November 5, 2013 based on the Company’s compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2013. Under the terms of the performance award, 36.9% of the performance grant vested based on a 6.95% three year EPS CAGR.

In November 2010, the Company granted two RSE awards to executive officers totaling approximately 159,600 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 47,900, net of forfeitures, vested on the third anniversary of the date of grant; 2) approximately 32,700 shares vested on November 5, 2013 based on the Company’s compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2013. Under the terms of the performance award, 36.9% of the performance grant vested based on a 6.95% three year EPS CAGR.

In November 2011, the Company granted RSE awards to certain employees which included approximately 310,000 shares that in most cases vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to senior executives totaling approximately 435,700 shares which vested as follows: 1) 30% of the total restricted stock equivalents granted, or approximately 127,400, net of forfeitures, vested in most cases on the third anniversary of the date of the grant; 2) approximately 155,900 shares vested on November 12, 2014 based on the Company's compound annual growth rate for earnings per share as defined in the incentive plan (EPS CAGR) for the three year period ended on September 30, 2014. Under the terms of the performance award, 63% of the performance grant vested based on an 8.3% three year EPS CAGR.

In December 2012, the Company granted RSE awards to a group of key employees which included approximately 188,300 shares that vest ratably over four years or upon death or change of control. At the same time, the Company granted two RSE awards to a group of key executives. One grant includes approximately 94,100 shares and vests, in most cases, on the third anniversary of the date of grant or upon death or change of control. The second grant includes approximately 205,600 shares, which vests on the date that the Company publicly releases its earnings for its 2015 fiscal year, contingent upon achievement of performance targets with respect to adjusted cumulative earnings before interest, taxes, depreciation and amortization (EBITDA) and adjusted return on invested capital, weighted equally, and subject to adjustment based on relative total shareholder return during the three year performance period based on a relevant group of industrial and consumer goods companies. In addition, the terms of the performance awards provide that the awards vest upon death and in some instances upon change of control and potential pro rata vesting for retirement based on age and service requirements. The total performance awards expected to vest will be amortized over the vesting period. The closing stock price on the date of the grant used to determine the award estimated fair value was $81.45. The awards that are contingent upon achievement of performance targets have a 7% fair value premium to the closing stock price on the date of the grant based on a simulation of outcomes under the relative total shareholders' return metric required by the Accounting Standards Codification ("ASC") section 718.

In November 2013, which is fiscal 2014, the Company granted RSE awards to a group of key employees which included approximately 179,800 shares that vest ratably over four years or upon death, disability or change of control. At the same time, the Company granted two RSE awards to a group of key executives. One grant includes approximately 39,800 shares and vests on the third anniversary of the date of grant or upon death, disability or change of control and potential pro rata vesting for retirement based on age and service requirements. The second grant includes approximately 238,600 shares, which vests on the date that the Company publicly releases its earnings for its 2016 fiscal year, contingent upon achievement of performance targets with respect to adjusted cumulative earnings before interest, taxes, depreciation and amortization (EBITDA) and adjusted return on invested capital, weighted equally, and subject to adjustment based on relative total shareholder return during the three year performance period based on a relevant group of industrial and consumer goods companies. In addition, the terms of the performance awards provide that the awards vest upon death, disability, and in some instances upon change of control and potential pro rata vesting for retirement based on age and service requirements. The total performance awards expected to vest will be amortized over the vesting period. The closing stock price on the date of the grant used to determine the award estimated fair value was $101.56. The awards that are contingent upon achievement of performance targets have a 5% fair value premium added to the closing stock price on the date of the grant based on a simulation of outcomes under the relative total shareholders' return metric required by the Accounting Standards Codification ("ASC") section 718.

In November 2014, which is fiscal 2015, the Company granted RSE awards to a group of key employees which included approximately 146,300 shares that vest ratably over four years or upon death, disability or change of control. The Company granted RSE awards to a group of key executives totaling 113,300 shares which vest on the second anniversary of the date of the grant or upon death, disability or change of control and potential pro rata vesting for retirement based on age and service requirements. The closing stock price on the date of the grant used to determine the award estimated fair value was $128.47.

The Company records estimated expense for the performance based grants based on target achievement of performance metrics for the three year period for each respective program unless evidence exists that achievement above or below target for the applicable performance metric is more likely to occur. The estimated fair value of the award is determined using the closing share price of the Company's common stock on the date of the grant.

The following table summarizes RSE activity during the current fiscal year (shares in millions):

	Shares	Weighted-Average Grant Date Estimated Fair Value
Nonvested RSE at October 1, 2013	1.64	$75.75
Granted	0.48	104.22
Vested	(0.47)	73.71
Canceled	(0.24)	77.51
Nonvested RSE at September 30, 2014	1.41	$85.81

As of September 30, 2014, there was an estimated $25.5 of total unrecognized compensation costs related to RSE granted to date, which will be recognized over a weighted-average period of approximately 1.1 years. The amount recognized may vary as vesting for a portion of the awards depends on the achievement of the established performance targets. The weighted-average estimated fair value for RSE granted in fiscal 2014, 2013 and 2012 was $104.2, $84.3, and $70.3, respectively. The estimated fair value of RSE vested in fiscal 2014, 2013 and 2012 was $47.2, $46.7, and $29.3, respectively.